October 23, 2026

VIA ELECTRONIC TRANSMISSION

 U.S. Securities and Exchange Commission

 100 F Street N.E.

 Washington, D.C. 20549

Re:	Russell Investment Company

File Nos. 002-71299 and 811-03153

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies on behalf of Russell Investment Company (the “Trust”) that the forms of Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 276 to the Trust’s Registration Statement on Form N-1A (“PEA 276”) that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 276. I hereby further certify that PEA 276 was filed electronically with the Commission on October 20, 2026 pursuant to Rule 485(b) under the Securities Act.

No fees are required in connection with this filing. Please call me at (617) 728-7133 or Stephanie Capistron at (617) 728-7127 if you have any questions.

Very truly yours,

/s/ Jennifer O’Brien
Jennifer O’Brien

cc:	Mary Beth Albaneze, Russell Investments

Jessica Gates, Russell Investments

Stephanie Capistron, Dechert LLP

John V. O’Hanlon, Dechert LLP